UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total before Non- controlling Interest	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss [2]	Accumulated Retained Losses	Non-controlling Interest
Beginning balance at Dec. 31, 2018	$ 1,825,791	$ 1,745,125	$ 101,303	$ (20,483)	$ 1,857,196	$ 200,000	$ (28,512)	$ (364,379)	$ 80,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(105,869)	(154,423)						(154,423)	48,554
Dividends	(37,304)	(29,288)						(29,288)	(8,016)
Employee stock compensation	5,097	5,097			5,097
Forfeiture of employee stock compensation	(88)	(88)			(88)
Proceeds from subscription of equity interest in Gimi MS Corporation	72,236	9,989			9,989				62,247
Other comprehensive loss	651	651					651
Ending balance at Jun. 30, 2019	1,760,514	1,577,063	101,303	(20,483)	1,872,194	200,000	(27,861)	(548,090)	183,451
Beginning balance at Dec. 31, 2019	1,750,826	1,498,261	101,303	(39,098)	1,876,067	200,000	(34,866)	(605,145)	252,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(214,676)	(259,881)						(259,881)	45,205
Dividends	(16,288)	0							(16,288)
Employee stock compensation	2,904	2,904	73		2,831
Forfeiture of employee stock compensation	(133)	(133)			(133)
Repurchase and cancellation of treasury shares	(16,650)	(16,650)	(3,500)	39,098				(52,248)
Other comprehensive loss	(20,994)	(20,994)					(20,994)
Ending balance at Jun. 30, 2020	$ 1,484,989	$ 1,203,507	$ 97,876	$ 0	$ 1,878,765	$ 200,000	$ (55,860)	$ (917,274)	$ 281,482

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at June 30, 2020, and 2019, our accumulated other comprehensive (loss)/income consisted of gains of $0.1 million and $nil million of pension and post retirement benefit plan adjustments and $21.1 million loss and $0.7 million income of our share of affiliates comprehensive (loss)/income, respectively.